Supplemental Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Information Related to Combined Carve-Out Statements of Cash Flows

The following supplemental information is provided related to the Combined Carve-Out Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Non-cash investing and financing activities:
Payable to owner and affiliates converted to equity	$27,051	$25,664	$—

Supplemental cash flows information:
Interest paid	10,219	13,612	8,926
Income taxes paid	—	—	—